Disclosure of detailed information about provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Current provisions	$ 27,370	$ 14,367
Non-current provisions	200,138	179,702
Total provisions	227,508	194,069	$ 154,226
Decommissioning, restoration and similar liabilities [Member]
Statement [Line Items]
Current provisions	2,344	1,054
Non-current provisions	197,697	176,242
Total provisions	200,041	177,296	147,035
Deferred share units [Member]
Statement [Line Items]
Current provisions	6,623	3,933
Non-current provisions	0	0
Total provisions	6,623	3,933	2,803
Restricted share units [Member]
Statement [Line Items]
Current provisions	17,119	8,451
Non-current provisions	2,290	2,601
Total provisions	19,409	11,052	4,388
Other provisions [Member]
Statement [Line Items]
Current provisions	1,284	929
Non-current provisions	151	859
Total provisions	$ 1,435	$ 1,788	$ 0